Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2022
Entity Registrant Name	dei_EntityRegistrantName	Milliman Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001844255
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 10, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 10, 2022
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 10, 2022 to the Prospectus dated April 29, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund – Aug

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Aug

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Share Class	Par Up Rate* (As of August 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	75.68%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Share Class	Par Up Rate* (As of August 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	75.00%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Par Down Rate*
Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
3.	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Share Class	Spread (As of August 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	2.25%	3.24%

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
4.	Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Share Class	Par Up Rate* (As of August 10, 2022)
Prior to Taking into Account Fund Fees and Expenses
Class 3	65.22%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Share Class	Floor
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	10.89%

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
5.	Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Share Class	Cumulative Index Cap* (As of August 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	16.02%	14.87%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
6.	Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Aug

Share Class	Cumulative Index Cap* (As of August 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	16.00%	14.85%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
7.	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Aug

Share Class	Cumulative Index Cap* (As of August 10, 2022)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	15.34%	14.20%

*	The Cumulative Index Cap represents the aggregation of the S&P 500 Index Cap and the Secondary Index Cap, with each comprising 50% of the amount specified.

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.01%

Investors should retain this supplement for future reference.